Goodwill and Intangible Assets Finite Lived Intangible Assets Estimated Amortization Table (Details) - Orbitz - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		$ 312
Finite-Lived Intangible Assets, Amortization Expense, Year Two		312
Finite-Lived Intangible Assets, Amortization Expense, Year Three		312
Finite-Lived Intangible Assets, Amortization Expense, Year Four		312
Finite-Lived Intangible Assets, Amortization Expense, Year Five		52
Finite-Lived Intangible Assets, Net	$ 1,144	$ 1,300	$ 89